Credit Risk - Summary of Compound Annual Growth Rates Over 5 Year Forecast (Detail)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Upside 2
Disclosure of forward looking information used in the determination of expected credit losses [line items]
House Price Index Five Year Average Increase Decrease		4.90%
House Price Growth Peak/Trough		8.10%
Gross Domestic product Five Year Average Increase Decrease		2.40%
Gross Domestic Product Peak/Trough Rate		1.50%
Unemployement Five Year Average end period		1.90%
Unemployment Peak/Trough Rate		1.88%
Bank of England Base Rate Five Year end period		2.00%
Bank of England Base Rate Peak/Trough		2.00%
Upside 1
Disclosure of forward looking information used in the determination of expected credit losses [line items]
House Price Index Five Year Average Increase Decrease	0.49%	3.70%
House Price Growth Peak/Trough	2.45%	5.80%
Gross Domestic product Five Year Average Increase Decrease	0.75%	2.00%
Gross Domestic Product Peak/Trough Rate	3.82%	1.00%
Unemployement Five Year Average end period	4.14%	2.70%
Unemployment Peak/Trough Rate	6.28%	2.73%
Bank of England Base Rate Five Year end period	1.75%	2.00%
Bank of England Base Rate Peak/Trough	1.75%	2.00%
Base case
Disclosure of forward looking information used in the determination of expected credit losses [line items]
House Price Index Five Year Average Increase Decrease	1.38%	1.60%
House Price Growth Peak/Trough	7.11%	2.00%
Gross Domestic product Five Year Average Increase Decrease	0.39%	1.60%
Gross Domestic Product Peak/Trough Rate	1.96%	0.70%
Unemployement Five Year Average end period	5.50%	4.00%
Unemployment Peak/Trough Rate	7.90%	4.10%
Bank of England Base Rate Five Year end period	0.25%	0.75%
Bank of England Base Rate Peak/Trough	0.25%	0.75%
Downside 1
Disclosure of forward looking information used in the determination of expected credit losses [line items]
House Price Index Five Year Average Increase Decrease	(2.01%)	(1.20%)
House Price Growth Peak/Trough	(9.65%)	(2.80%)
Gross Domestic product Five Year Average Increase Decrease	(0.38%)	0.70%
Gross Domestic Product Peak/Trough Rate	(1.88%)	(1.10%)
Unemployement Five Year Average end period	5.84%	5.60%
Unemployment Peak/Trough Rate	6.51%	5.64%
Bank of England Base Rate Five Year end period	0.25%	2.00%
Bank of England Base Rate Peak/Trough	0.25%	2.00%
Downside 2
Disclosure of forward looking information used in the determination of expected credit losses [line items]
House Price Index Five Year Average Increase Decrease	(4.54%)	(9.30%)
House Price Growth Peak/Trough	(20.72%)	(13.50%)
Gross Domestic product Five Year Average Increase Decrease	(0.98%)	0.20%
Gross Domestic Product Peak/Trough Rate	(4.80%)	(5.60%)
Unemployement Five Year Average end period	6.52%	7.40%
Unemployment Peak/Trough Rate	8.78%	7.84%
Bank of England Base Rate Five Year end period	2.75%	2.25%
Bank of England Base Rate Peak/Trough	3.00%	3.00%
Downside 3
Disclosure of forward looking information used in the determination of expected credit losses [line items]
House Price Index Five Year Average Increase Decrease	(4.44%)
House Price Growth Peak/Trough	(20.32%)
Gross Domestic product Five Year Average Increase Decrease	(2.82%)
Gross Domestic Product Peak/Trough Rate	(13.33%)
Unemployement Five Year Average end period	7.40%
Unemployment Peak/Trough Rate	11.90%
Bank of England Base Rate Five Year end period	0.00%
Bank of England Base Rate Peak/Trough	(0.50%)